Note 12 - Derivative Instruments (Details Textual) $ in Millions	Apr. 30, 2025 CAD ($)	Apr. 30, 2025 USD ($)	Oct. 31, 2024 CAD ($)
Subordinated notes payable, maturing May 2031 [member]
Statement Line Items [Line Items]
Subordinated liabilities		$ 75.0
Interest rate swap contract [member]
Statement Line Items [Line Items]
Notional amount	$ 21,100,000		$ 22,000,000
Financial assets qualified for hedge accounting	21,100,000		22,000,000
Hedged item, assets	21,800,000
Interest rate swap contract [member] | Other liabilities [member]
Statement Line Items [Line Items]
Financial liabilities	381,000		$ 19,000
Currency swap contract [member]
Statement Line Items [Line Items]
Notional amount		58.0
Financial assets qualified for hedge accounting		$ 40.7
Financial liabilities	159,000
Hedged item, assets	98,700,000
Forward contract [member]
Statement Line Items [Line Items]
Notional amount	12,100,000
Financial assets	$ 38,000